Acquisitions and Acquisition-Related Items (Tables)	12 Months Ended
Apr. 29, 2011
Business Acquisition [Line Items]
Schedule of Fair Value of Contingent Milestone Payments Associated with Business Combination
	Fiscal Year
(in millions)	2011	2010
Beginning Balance	$118	$-
Purchase price contingent consideration	203	118
Change in fair value of contingent consideration	14	-
Ending Balance	$335	$118

Ardian Inc [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
(in millions)
Current assets	$12
Property, plant, and equipment	1
IPR&D	191
Other intangible assets	55
Goodwill	807
Total assets acquired	1,066

Current liabilities	10
Long-term deferred tax liabilities, net	36
Total liabilities assumed	46
Net assets acquired	$1,020

Osteotech [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
(in millions)
Current assets	$34
Property, plant, and equipment	21
IPR&D	1
Other intangible assets	46
Goodwill	19
Inventory	41
Other long-term assets	3
Total assets acquired	165

Current liabilities	19
Other long-term liabilities	15
Long-term deferred tax liabilities, net	8
Total liabilities assumed	42
Net assets acquired	$123

ATS Medical [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
(in millions)
Current assets	$51
Property, plant, and equipment	7
IPR&D	6
Other intangible assets	101
Goodwill	209
Long-term deferred tax assets, net	34
Total assets acquired	408

Current liabilities	14
Total liabilities assumed	14
Net assets acquired	$394

Invatec [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition

(in millions)
Current assets	$77
Property, plant, and equipment	32
IPR&D	114
Other intangible assets	228
Goodwill	161
Other assets	1
Total assets acquired	613

Current liabilities	46
Long-term deferred tax liabilities, net	99
Total liabilities assumed	145
Net assets acquired	$468

Core Valve [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition

(in millions)
Current assets	$20
Property, plant, and equipment	7
IPR&D	123
Other intangible assets	291
Goodwill	424
Total assets acquired	865

Current liabilities	65
Long-term deferred tax liabilities	100
Total liabilities assumed	165
Net assets acquired	$700

Ablation Frontiers [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition

(in millions)
Current assets	$7
Property, plant, and equipment	1
IPR&D	97
Other intangible assets	63
Goodwill	107
Total assets acquired	275

Current liabilities	19
Long-term deferred tax liabilities	21
Total liabilities assumed	40
Net assets acquired	$235

CryoCath Technologies [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition

(in millions)
Current assets	$24
Property, plant, and equipment	2
IPR&D	72
Other intangible assets	57
Goodwill	184
Long-term deferred tax assets	61
Total assets acquired	400

Current liabilities	30
Long-term deferred tax liabilities	15
Total liabilities assumed	45
Net assets acquired	$355